UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2019	Sep. 30, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 2,638,658	$ 1,739,174
Accounts receivable trade	0	2,453
Due from related party (Note 3)	311,163	263,079
Inventories	66,359	60,697
Prepaid expenses and other current assets	65,087	44,597
Total current assets	3,081,267	2,110,000
OTHER NON-CURRENT ASSETS:
Vessel, net of accumulated depreciation of $478,877 and $627,353, respectively (Note 5)	6,921,928	7,070,404
Deferred charges, net of accumulated amortization of $341,080 and $545,728, respectively (Note 4)	238,746	443,394
Total other non-current assets, net	7,160,674	7,513,798
Total assets	10,241,941	9,623,798
CURRENT LIABILITIES:
Accounts payable	139,790	33,483
Deferred revenue	85,104	0
Accrued liabilities (including $0 and $2,262, respectively, to related party ) (Note 3)	210,054	115,733
Total current liabilities	434,948	149,216
Commitments and contingencies (Note 8)
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value; 1,950,000,000 shares authorized; 2,400,000 shares, issued and outstanding (Note 6)	2,400	2,400
Additional paid-in capital (Note 6)	7,612,108	7,612,108
Retained earnings	2,191,993	1,859,582
Total shareholders' equity	9,806,993	9,474,582
Total liabilities and shareholders' equity	10,241,941	9,623,798
Series A Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares	480	480
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares	$ 12	$ 12